Credit risk management - Collateral held against financial assets other than loans (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Credit risk management
Cash primarily for derivatives	$ 3,526	$ 6,372
Securities under reverse repurchase agreement	11,862	8,838
Securities under derivatives and stock borrowing	53	58
Total other collateral held	15,441	15,268
Parent Entity
Credit risk management
Cash primarily for derivatives	3,244	6,300
Securities under reverse repurchase agreement	11,821	8,838
Securities under derivatives and stock borrowing	53	58
Total other collateral held	$ 15,118	$ 15,196